Subsequent Events, Fleet Expansion (Details) - Subsequent Event [Member] - M/V Charlie [Member]	Mar. 21, 2025 USD ($) t
Vessels, net [Abstract]
Year built	2020
Dwt | t	63,668
Advance payment for vessel acquisition	$ 2,750,000
Purchase price to be paid upon delivery of vessel	2,750,000
Bareboat hire rate per day	$ 7.5
Term of bareboat charter	3 years
Purchase price of vessel	$ 18,000,000
Minimum [Member]
Vessels, net [Abstract]
Vessel on charter to dry bulk operator	9 months
Maximum [Member]
Vessels, net [Abstract]
Vessel on charter to dry bulk operator	12 months